Revenue (Details) - Schedule of Disaggregation of Revenue - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 7,008	$ 8,729	$ 21,582	$ 28,448
TPA services [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	6,984	8,639	21,504	28,213
Captive insurance [Member]
Schedule of Disaggregation of Revenue [Line Items]
Revenue	$ 24	$ 90	$ 78	$ 235